List of Material Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of subsidiaries [abstract]
Schedule of List of Material Subsidiaries

Name of entity	Place of Incorporation	Ownership interest as at March 31, 2024	Ownership interest as at March 31, 2025
MakeMyTrip Inc.	Delaware, USA	100%	100%
MakeMyTrip (India) Private Limited	India	100%	100%
Ibibo Group Holdings (Singapore) Pte. Ltd.	Singapore	100%	100%